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EXECUTIVE SUMMARY
Third Party Due Diligence Review
February 7, 2024

TOORAK MORTGAGE TRUST 2024-RRTL1

Overview

Consolidated Analytics, Inc. a third-party due diligence provider, performed the review described below on behalf of its client, Toorak Capital Partners.  The review included a total of 370 business purpose, residential mortgage loans, in connection with the securitization identified as Toorak Mortgage Trust 2024-RRTL1 (the “Securitization”).  The review began on January of 2023, and concluded  February of 2024.

Scope of Review

Credit Review
Consolidated Analytics performed a “Credit Review” to assess conformity with guidelines in effect at the time of loan origination, or other guidelines provided by Client prior to review, and ensure the characteristics used by the underwriter are supported by the file documentation; and determine whether any loans outside of those guidelines contain legitimate and approved exceptions with compensating factors.
The Credit Review attempted to confirm the following:
o	Loan Application: Complete loan application is present in the loan file for all borrowers/guarantors,
o	Credit Report: Credit Report in file for all borrowers and meets guideline seasoning requirements and contains OFAC clearance
o
Income Documentation / Lease Agreements: Confirmation of the presence of income documentation in the loan file when required by lender or Client specified underwriting guidelines. For rental properties where existing leases are required to be verified, verify their presence and sufficiency for purpose based on underwriting guideline standards.

o	Asset Documentation: Confirmation of presence of asset documentation requirements relative to loan type and guideline requirements for verification of closing funds and reserves.
o	Borrower/Guarantor Identification: Verify that the file contains a copy of a government issued identification verification for each borrower (i.e. driver’s license, state ID, passport)
o	Insurance Certificate: Verify that the loan file contains a copy of the hazard insurance certificate for the subject property and that flood insurance is also documented when required.
o	Property Valuation: Confirm the presence of a complete appraisal report and supporting secondary independent estimate of value
o
Commercial Borrower Organizing Documentation: Confirm the presence an Operating Agreement, Bylaws, related amendments and filings or other organizing and operating documentation relative to the commercial borrower entity.

o	Articles of Incorporation/Certificate of Formation: Confirm that each loan file contains a copy of the Articles of Incorporation establishing registration within the state of operation.

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Santa Ana, CA 92707
800.320.9490
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o
Certificate of Good Standing: Confirm that each borrowing entity is active in the state of registration by confirming the presence of a web print out or certification of good standing for the state is in the file.

o	Borrower Authority / Consent of Members: Confirm that the loan file contains evidence that the individual executing the loan agreements has been signing authority on behalf of the borrowing entity.

(b)
Legal Documentation: A review of the documentation required to secure the lender’s interest in the loan and the borrower(s)’ obligations thereunder was conducted with the purpose of validating their presence in the mortgage loan file and sufficiency of execution:

o
Note/Loan Agreement/Security Instrument/Extension: Verification of the presence of the note, loan agreement or security instrument as applicable and that the agreement is properly executed by all parties. Confirm that all applicable allonges or addenda to the note are evidenced in the loan file and duly executed by all responsible parties. If the subject loan has reached or is nearing maturity confirm that an extension agreement is present and duly executed by all required parties

o
Mortgage/Deed of Trust/Assignment of Rents: Verify that a mortgage or deed of trust is in file and is duly executed and notarized and that it contains all applicable riders including an assignment of rents.

o
Power of Attorney: If closing docs are executed by a POA confirm that the POA complies with all applicable underwriting and legal requirements including those for timing, form, authority and execution.

o
Personal Guaranty: Verify that the requisite individual ownership percentage of a commercial entity borrower as stipulated within Client or lender underwriting guidelines has provided a personal guaranty for the loan.

o
Affidavit of Commercial Purpose/Occupancy Certification: Verify that each file contains a borrower statement verifying that the loan is for commercial purpose and that the subject property will not be owner occupied.

o	Title Policy: Confirmation that the file contains evidence of title insurance and that the title is free from material defects that could affect lien position.
o	Deed for Conveyance of Title: Confirm that the applicable Grant or Warranty Deed is evidenced in the loan file and properly conveys interest in the subject property
o	Purchase Contract: If applicable, confirm the presence of a valid and executed Purchase and Sale Agreement along with any counter offers and modified terms of sale
o	Settlement Statement: As applicable based on loan type and origination date, confirm the presence of a final settlement statement in the mortgage loan file
o	Rehabilitation Budget: As applicable based on loan type, confirm the presence of a rehabilitation budget in the mortgage loan file
o	Feasibility Study: As applicable based on loan type, confirm the presence of a feasibility study in the mortgage loan file

(c)	Guidelines: The underwriting guidelines as specified by Client served as the criteria under which each loan qualification review took place. Qualification criteria includes:
o	Borrower/Guarantor Eligibility: Review each borrower to ensure that they meet eligibility requirements of underwriting guidelines
o	Assets: Validate that the mortgage loan file contains adequately qualified verification of assets to meet underwriting standards based on guideline eligibility requirements
o	Credit History: Review the borrower credit reports and any supplemental credit history documentation to verify whether the borrower met guideline requirements.

1 MacArthur Place - Suite 100
Santa Ana, CA 92707
800.320.9490
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o
Credit Scores: Review each borrower/guarantor credit report to validate that the credit score used in qualification is accurate and whether it meets minimum loan qualification and underwriting standards as specified in the underwriting guidelines.

o
Occupancy: Confirm that the occupancy of the subject property used for qualification of the loan is accurate and compliant with guideline requirements. Confirm that the borrower has executed an affidavit of commercial/business purpose and that no other documentation that shows the subject property might be a primary residence.

o
Loan-to-Value Ratios: Recalculate the Loan-to-Value Ratio utilizing the Purchase Contract, Property Valuations and/or Loan Agreements to determine whether initial, as-is and as-repaired LTV and CLTV meet loan qualification based on the calculation methods set forth in underwriting guidelines.

o
Loan-to-Cost Ratios: Recalculate the Loan-to-Cost Ratio utilizing the Purchase Contract and Settlement Statement to determine whether LTC meets loan qualification based on the calculation methods set forth in underwriting guidelines.

o	Insurance: Confirm the adequacy of hazard insurance coverage and, if required based on flood zone, confirm the presence and adequacy of flood insurance coverage and premiums
o	Compensating Factors: Review and validate any compensating factors used in the qualification of the loan and in consideration of loan level underwriting guideline exceptions.
o
Letters of Explanation: Confirm the presence of Letters of Explanation (LOX) where required per underwriting guidelines and that each such LOX adequately addresses the eligibility scenario under question.

o	Exception Approvals: Confirm that any exceptions to underwriting guidelines and/or investor guideline overlays were fully documented, properly approved, and supported.
o
Misrepresentation / Fraud Review: Validate that an independent third-party fraud report was obtained for each guarantor when required by underwriting guidelines and that red flags on third party fraud reports have been reviewed.

Valuation Review
Consolidated Analytics performed a “Valuation Review,” which included the following:
a.	Review the original appraisal and all additional property valuation documentation to determine whether source, format and type meet program and guideline eligibility requirements.
b.	Confirm that the property type is an eligible property type per program standards and underwriting guidelines.
c.	Confirm as applicable that and independent supplemental third-party valuation was received and is within allowable tolerance of the original qualifying value.
d.	Assess rental income schedules.
e.	Confirm that property standards conform to underwriting guidelines requirements.
f.	Determine whether the property is adequately constructed and the appraisal is on an “as is basis” or consistent with the scope of rehabilitation.
g.	Review and determine whether the appraisal was performed on appropriate form that meets program and guideline eligibility requirements
h.	Review property for functional obsolescence.
i.	Where applicable, determine if the file did not contain the appraisal or other valuation method and a review could not be performed.

1 MacArthur Place - Suite 100
Santa Ana, CA 92707
800.320.9490
ConsolidatedAnalytics.com

Consolidated Analytics applied a cascade methodology to determine if the original appraised value total was reasonably supported when compared to an independent third-party valuation product. For loans reviewed in a post-close valuation review (370 loans consisting of 383 individual properties), the origination value was based the following products:
Primary Valuation Product	Count
1004	249
1025	94
1073	19
GPAR 1004	8
BPO	5
2055	4
Narrative	2
GP Residential	1
HouseCanary CMA	1
Totals:	383

275 properties were supported by AVM, 97 properties were supposed by a Situs AMC Reconciliation, 8 were supported by a Clear Capital CDA, 1 was supported by ARR, 1 was supported by BPO, and 1 was supported by a Summit SVR Validation.
In summary the final secondary property valuation by product is as follows:
Secondary Valuation Product	Count
AVM	275
Situs AMC Reconciliation	97
Clear Capital CDA	8
ARR	1
BPO	1
Summit SVR Validation	1
Totals:	383

Loan level Valuation Grades are based on the cumulative total of origination appraised values for an individual loan compared to the cumulative total of the secondary valuation products. Loans where the cumulative secondary valuation had a negative variance greater than 10% of the origination appraised value total were provided a Valuation Grade of “C”.
Of the 370 loans reviewed 364 are single property loans, 2 are 2 property loans, 3 are 3 property loans, and 1 is a 6 property.

1 MacArthur Place - Suite 100
Santa Ana, CA 92707
800.320.9490
ConsolidatedAnalytics.com

Summary of Results
Final Loan Grades
Overall Grades
Grade	Number of Mortgage Loans	% of Mortgage Loans (by loan count)	Original Principal Balance
A	157	42.43%	$ 67,626,722.17
B	213	57.57%	$ 115,170,124.35
C	0	0.00%	$ -
D	0	0.00%	$ -

Credit Grades
Grade	Number of Mortgage Loans	% of Mortgage Loans (by loan count)	Original Principal Balance
A	198	53.51%	$ 80,836,969.05
B	172	46.49%	$ 101,959,877.47
C	0	0.00%	$ -
D	0	0.00%	$ -

Valuation Grades
Grade	Number of Mortgage Loans	% of Mortgage Loans (by loan count)	Original Principal Balance
A	281	75.95%	$ 139,147,644.64
B	89	24.05%	$ 43,649,201.88
C	0	0.00%	$ -
D	0	0.00%	$ -

Exception Category Summary
The table below summarizes the individual exceptions which carried an associated “A”, “B”, “C”, or “D” level exception grade. One loan may have carried more than one exception. In such cases, the exception with the lowest grade would drive the loan grade for that particular area of the review. The overall loan grade is the lowest grade for any one particular review scope (ex. a loan with a Credit Grade of “B” and a Property Grade of “A” would receive an overall Loan Grade of “B”).

1 MacArthur Place - Suite 100
Santa Ana, CA 92707
800.320.9490
ConsolidatedAnalytics.com
CATEGORY	GRADE	FINDING DESCRIPTION	COUNT
CREDIT	B	MAXIMUM AILTV	42
		MAXIMUM ARLTV	38
		MAXIMUM LTC	25
		ADVERSE CREDIT (CRIMINAL HISTORY)	20
		MISSING BORROWER EXPERIENCE	21
		MISSING ENGINEER PROJECT REVIEW	17
		MISSING ADDENDUM TO PURCHASE AGREEMENT	15
		AGE OF CREDIT REPORT	11
		MINIMUM LIQUIDITY	10
		MISSING ACH AUTHORIZATION FORM	10
		MISSING FEASIBILITY REPORT	10
		MISSING FORM W-9	10
		MAXIMUM LOAN AMOUNT	7
		MAXIMUM LOAN TERM	6
		MAXIMUM AS-REPAIRED VALUE	5
		MINIMUM AS-IS VALUE PER UNIT	5
		MISSING VERIFICATION OF DEPOSIT	4
		DATA TAPE DISCREPANCY	3
		INSUFFICIENT ENGINEER PROJECT REVIEW	3
		MAXIMUM ORIGINATION FEES	3
		MINIMUM QUALIFYING FICO SCORE	3
		MISSING BANK STATEMENTS	3
		MISSING CONDO QUESTIONAIRE	3
		MISSING EIN	3
		MISSING ENVIRONMENTAL SCREENING	3
		AGE OF BANK STATEMENTS	2
		FOREIGN NATIONAL	2
		INELIGIBLE LOAN PRODUCT TYPE	2
		INELIGIBLE PRODUCT TYPE	2
		INELIGIBLE REVIEW TYPE	2
		INSUFFICIENT PROJECT REVIEW	2
		MINIMUM AS-REPAIRED VALUE PER UNIT	2
		MISSING ASSET DOCUMENTATION	2
		MISSING EXECUTED ACH AUTHORIZATION FORM	2
		BACKGROUND FLAG	1
		INELGIBLE EXPERIENCE	1
		INELGIBLE LOAN PRODUCT TYPE	1
		INELIGIBLE EXPERIENCE	1
		INELIGIBLE LOAN PURPOSE	1
		INELIGIBLE LOAN TERM	1
		INSUFFICIENT EQUITY STAKE	1
		INSUFFICIENT REVIEW TYPE	1
		MINIMUM FICO	1
		MINIMUM SQUARE FOOTAGE	1
		MISSING AMENDMENT TO PURCHASE AGREEMENT	1
		MISSING OPERATING AGREEMENT	1
		MISSING SATISFACTION OF MORTGAGE	1
		AGE OF BACKGROUND CHECK	1
		MISSING SIGNED GUARANTY	1

		Total Credit B Grade Findings:	313
		Total Credit Findings:	313

1 MacArthur Place - Suite 100
Santa Ana, CA 92707
800.320.9490
ConsolidatedAnalytics.com

CATEGORY	GRADE	FINDING DESCRIPTION	COUNT
PROPERTY	B	INSUFFICIENT APPRAISAL COMPARABLES	47
		INSUFFICIENT APPRAISAL	19
		INELIGIBLE PROPERTY TYPE	10
		INSUFFICIENT HAZARD INSURANCE EFFECTIVE PERIOD	9
		INSUFFICIENT HAZARD INSURANCE	3
		INELIGIBLE APPRAISAL FORM	2
		INSUFFICIENT HAZARD INSURANCE MORTGAGEE CLAUSE	2
		MISSING APPRAISAL ASSIGNMENT TYPE	2
		MISSING HAZARD INSURANCE POLICY	2
		INELGIBLE PROPERTY TYPE	1
		INELIGIBLE PROPERTY LOCATION	1
		INSUFFICIENT HAZARD INSURANCE POLICY	1
		MISSING APPRAISAL	1
		MISSING PAYMENT OF HAZARD PREMIUM	1

		Total Property B Grade Findings:	101
		Total Property Findings:	101